Cash Equivalents and Marketable Securities - Maturities of Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amortized Cost
Due within one year	$ 53,342	$ 95,410
Estimated Fair Value
Due within one year	$ 53,341	$ 95,445